Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense and other financial costs [Abstract]
Interest on trust certificates	$ 942,266	$ 684,829	$ 618,818
Interest on other loans	97,590	98,630	95,713
Transaction cost of mandatorily convertible debentures into shares	87,482	0	0
Amortization of trust certificate transaction cost	75,209	76,152	75,224
Amortization of transaction cost associated with other loans	4,137	6,011	4,754
Other financial expenses	3,802	3,645	5,735
Valuation of interest rate hedge (CAP)	0	0	(12)
Interest expense and other financial costs	$ 1,210,486	$ 869,267	$ 800,232